Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Parent Company Financial Information
(14)	Parent Company Financial Information

Condensed financial information of Bankshares (Parent) is presented below:

Condensed Balance Sheets

.	December 31,
	2012	2011
Assets
Cash due from subsidiary	$13	16
Investment in subsidiary, at equity	29,324	28,390
Other assets	680	567

Total assets	$30,017	28,973

Liabilities and stockholders’ equity
Notes payable	$1,900	2,000
Other liabilities	28	26

Total liabilities	$1,928	2,026

Stockholders’ equity
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	$4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)

Total stockholders’ equity	$28,089	26,947
Commitments, contingencies and other matters	—	—

Total liabilities and stockholders’ equity	$30,017	28,973

Condensed Statements of Income

	Years ended
	December 31,
	2012	2011	2010
Income:
Dividends from subsidiary	$506	280	338
Equity in undistributed net income of subsidiary	1,052	978	523

Total Income	1,558	1,258	861

Expenses:
Other expenses	333	296	264

Income before income tax benefit	1,225	962	597
Applicable income tax benefit	113	101	90

Net income	$1,338	1,063	687

Condensed Statements of Cash Flows

	Years ended
	December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$1,338	1,063	687
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(1,052)	(978)	(523)
Increase in other assets	(113)	(89)	(81)

Net cash provided by operating activities	173	(4)	83

Cash flows from investing activities:
Additional investment in Bank	—	—	(1,000)

Net cash used in financing activity	—	—	(1,000)

Cash flows from financing activities
Cash dividends paid	(76)	—	(75)
Draw on line of credit	—	—	1,000
Repayment of line of credit	(102)	—	—
Increase (decrease) in other liabilities	2	2	3

Net cash provided by (used in) financing activities	(176)	2	928

Net increase (decrease) in cash due from subsidiary	(3)	(2)	11
Cash due from subsidiary, beginning of year	16	18	7

Cash due from subsidiary, end of year	$13	16	18